Label	Element	Value
NYLI Epoch International Choice Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated June 12, 2026 (“Supplement”) to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated February 28, 2026, as supplemented

Important Notice Regarding Changes to Name and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

At a meeting held on June 9-10, 2026, the Board of Trustees (“Board”) of New York Life Investments Funds Trust (“Trust”) considered and approved, among other related proposals: (i) appointing Candriam as the Fund’s subadvisor and the related subadvisory agreement, subject to shareholder approval; (ii) changing the Fund’s name and modifying the Fund’s principal investment strategies, investment process and principal risks; (iii) adopting a non-fundamental investment policy pursuant to Rule 35d-1 (the “Names Rule”) of the Investment Company Act of 1940, as amended; (iv) reducing the management fee; (v) adopting a new expense limitation for Class I shares; (vi) allowing New York Life Investment Management LLC (“New York Life Investment Management”), under certain circumstances, to enter into and/or materially amend agreements with affiliated and unaffiliated subadvisors on behalf of the Fund without obtaining shareholder approval (referred to as a “manager-of-managers” structure), subject to shareholder approval; and (vii) filing proxy materials.

These changes are expected to become effective on or about October 2, 2026, if shareholders of the Fund approve item (i) above (“Proposal 1”) and item (vi) above (“Proposal 2”) prior to that date. If shareholders approve Proposal 1 but do not approve Proposal 2, the changes discussed above are expected to be effective on or about October 2, 2026, except for the changes discussed in item (vi) above. If shareholders do not approve Proposal 2, the Fund will continue to operate pursuant to the scope of the “manager-of-managers” structure described in the Prospectus.

As a result, effective on or about October 2, 2026, the following changes will be made if shareholders approve Proposal 1 prior to that date:

1. Name Change. The name of the Fund is changed to NYLIM Candriam International Core Equity Fund.

2. Fees and Expenses of the Fund and Example. The Fund’s fees and expenses table is updated to reflect the  following:

a. The contractual management fee rate is revised to read as follows: 0.70% on assets up to $5 billion; 0.675% on assets from $5 billion to $7.5 billion; and 0.65% on assets over $7.5 billion.

b. New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.85% of its average daily net assets. This agreement will remain in effect until February 28, 2028, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.

3. Principal Investment Strategies. The section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund will, under normal circumstances, invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer, and include equity related securities.

Candriam, the Fund’s subadvisor (the “Subadvisor”), seeks to achieve the Fund’s investment objective by investing in a portfolio of international securities. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities or equity-related securities of foreign companies, including securities of emerging market country issuers. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg. The Fund’s Subadvisor defines emerging market countries as those countries that are included in the MSCI Emerging + Frontier Markets Index.

The Fund may also make use of derivative financial instruments for the purpose of hedging or exposure, such as futures, options, swaps, and forwards. To the extent that the Fund utilizes derivatives that provide investment exposure to the investments listed above or to one or more market risk factors associated with such investments, the notional value of such derivatives will be counted towards the Fund’s 80% investment policy.

Investment Process: The Subadvisor’s quantitative equity investment team evaluates every stock through a proprietary screening process using fundamental and financial market data across five factors: (i) Value; (ii) Quality; (iii) Growth; (iv) Sentiment; and (v) Volatility. In practice, that means the stock selection framework draws on metrics such as forward earnings yield, return on invested capital, expected earnings per share growth, earnings revisions and momentum, and stock-specific volatility. These signals are then translated into a single score through a proprietary framework that incorporates systematic factor risk, expected return, and correlations using Candriam's proprietary factor risk model, combining Candriam’s model insights with market information to build a balanced and consistent assessment. In addition to the factor considerations, the screening platform considers environmental, social and governance risks by limiting exposure to industries such as thermal coal extraction, tobacco production and armament.

The Subadvisor seeks positive returns across economic business cycles through stock selection and by maintaining a diversified portfolio, while maintaining a balanced and benchmark aware exposure to countries and sectors

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may also sell or reduce a position in a security if it sees the investment thesis failing to materialize.

4. Principal Risks. The section of the Summary Prospectus and Prospectus entitled “Principal Risks” is revised as follows:

 a. The “Focused Portfolio Risk,” “Exchange-traded Fund Risk,” and “Convertible Securities Risk” are deleted in their entirety.

 b. The “Portfolio Management Risk” is deleted in its entirety and replaced with the following:

 Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The quantitative screening performed by the Subadvisor, and the securities selected based on the screening, may not perform as expected. The quantitative screening may adversely affect the Fund's performance. There may also be technical issues with the construction and implementation of quantitative models (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Fund's performance will reflect, in part, the Subadvisor's ability to make active qualitative decisions. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

 c. The following risk is added:

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Fund is the seller of credit protection in a credit default swap, the Fund effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Fund writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Fund could experience a substantial loss. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Fund’s investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Fund. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

 In addition, the selection of “Derivatives Transactions Risk” for the Fund under the “More About Investment Strategies and Risks—Additional Information About Risks” section of the Prospectus is changed to an “X” reflecting a Principal Risk of the Fund.

5.  Past Performance. The following is inserted as the last paragraph of the section of the Summary Prospectus and  Prospectus entitled “Past Performance”:

Effective October 2, 2026, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies.

Risk/Return [Heading]	oef_RiskReturnHeading	NYLI Epoch International Choice Fund